Risk Management Activities - Sensitivity Analysis For Management Assessment (Details) - Currency risk - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis, Net earnings increase (decrease)	CAD (12,000,000)	CAD (12,000,000)	CAD (1,000,000)
Sensitivity analysis, OCI gain	0	0	5,000,000
Sensitivity analysis, management assessment	0.04	0.04	0.04
U.S. Dollars
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis, Net earnings increase (decrease)	(5,000,000)	(5,000,000)	2,000,000
Sensitivity analysis, OCI gain	0	0	5,000,000
Australia, Dollars
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis, Net earnings increase (decrease)	(7,000,000)	(7,000,000)	(3,000,000)
Sensitivity analysis, OCI gain	CAD 0	CAD 0	CAD 0